Basis of Presentation, etc. - Inventory, etc. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventory gross	$ 10,968,000	$ 7,058,000
Less: Inventory reserves	(293,000)	(1,087,000)
Inventory, net, Total	10,675,000	5,971,000
Property And Equipment, Net [Abstract]
Depreciation expense for property and equipment	82,800,000	73,100,000	$ 65,700,000
Intangible Assets
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	0
Goodwill, Impairment Loss	$ 0	0
Payment term extended to associate VAR	30 days
Long-term Debt.	$ 575,399,000	612,697,000
Working capital payment term	the Company typically pays its vendors on 30 day terms and is not required to pay certain of its merchants until 20 days after the end of each calendar month
1.00% Convertible senior notes due December 2020
Intangible Assets
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Long-term Debt.	$ 287,500,000
Selling, General and Administrative Expenses [Member]
Intangible Assets
Advertising expense	$ 5,400,000	$ 5,400,000	$ 4,400,000
New ATMs [Member]
Property And Equipment, Net [Abstract]
Property and equipment useful life	8 years
Refurbished ATM assets
Property And Equipment, Net [Abstract]
Property and equipment useful life	5 years
Capitalized internal development costs	$ 5,000,000
Maximum
Property And Equipment, Net [Abstract]
Property and equipment useful life	10 years
Intangible Assets
Weighted-average discount rate used to estimate fair value of reporting units	11.00%	11.00%
Maximum | Refurbished ATM assets
Property And Equipment, Net [Abstract]
Property and equipment useful life	5 years
Minimum
Property And Equipment, Net [Abstract]
Property and equipment useful life	3 years
Intangible Assets
Weighted-average discount rate used to estimate fair value of reporting units	9.00%	9.00%
Minimum | Refurbished ATM assets
Property And Equipment, Net [Abstract]
Property and equipment useful life	3 years
ATMs [Member]
Inventory [Line Items]
Inventory gross	$ 2,568,000	$ 2,046,000
ATM Parts And Supplies [Member]
Inventory [Line Items]
Inventory gross	$ 8,400,000	$ 5,012,000